Cover - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2020
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2022
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2022
Current Fiscal Year End Date	--12-31
Entity File Number	001-35722
Entity Registrant Name	TAOPING INC.
Entity Central Index Key	0001552670
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	21st Floor, Everbright Bank Building
Entity Address, Address Line Two	Zhuzilin, Futian District
Entity Address, City or Town	Shenzhen
Entity Address, Country	CN
Entity Address, Postal Zip Code	518040
Title of 12(b) Security	Ordinary Shares, no par value
Trading Symbol	TAOP
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	15,600,789
ICFR Auditor Attestation Flag	false
Auditor Firm ID	2814	1195
Auditor Name	PKF Littlejohn LLP	UHY LLP
Auditor Location	London, UK	New York, New York
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	21st Floor, Everbright Bank Building
Entity Address, Address Line Two	Zhuzilin, Futian District
Entity Address, City or Town	Shenzhen
Entity Address, Country	CN
Entity Address, Postal Zip Code	518040
City Area Code	+86
Local Phone Number	755-88319888
Contact Personnel Name	Mr. Jianghuai Lin, Chief Executive Officer
Contact Personnel Fax Number	+ 86-755-83709333